27. Lease liabilities	6 Months Ended
Jun. 30, 2020
Lease liabilities [abstract]
Lease liabilities
27.	Lease liabilities

The Company is the lessee in agreements primarily including oil and gas producing units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, lands and buildings.

Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2019	Remeasurement / new contracts	Payment of principal and interest (*)	Interest expenses	Foreign exchange gains and losses	Cumulative translation adjustment	Transfers	Balance at 06.30.2020
In Brazil	5,504	289	(809)	148	968	(1,571)	(7)	4,522
Abroad	18,357	663	(2,130)	505	3,090	(3,104)	11	17,392
Total	23,861	952	(2,939)	653	4,058	(4,675)	4	21,914

Payments relating to liabilities held for sale			-32
Net cash used in financing activities			(2,971)

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Maturity	2020	2021	2022	2023	2024	2025 onwards	Total

Balance at June 30, 2020	2,844	5,240	3,670	2,624	2,140	13,060	29,578
Balance at December 31, 2019	5,900	4,984	3,511	2,636	2,164	13,057	32,252

Payments in certain lease agreements vary due to changes in facts or circumstances occurring after their inception other than the passage of time. Such payments are not included in the measurement of the lease obligations. Variable lease payments in the first half of 2020 amounted to US$ 368, representing 13% in relation to fixed payments (US$ 455 and 20% in the same period of 2019).

All extension options were included in the measurement of lease obligations.

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 30.2.

In the first half of 2020, the Company recognized lease expenses in the amount of US$ 82 relating to short-term leases (US$ 437 in the same period of 2019).

At June 30, 2020, the balance of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 51,001 (US$ 50,130 at December 31, 2019).